SCHEDULE OF RECONCILIATION OF INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Computed expected benefits	$ 9,245	$ (864,118)	$ 31,663	$ (812,304)	$ 891,076	$ 241,137
Temporary differences	(17,388)	829,401	(56,847)	725,469	(50,911)	(15,205)
Permanent difference	(1,230)		248		56,227	3,732
Change in valuation allowance	14,332	38,770	40,620	94,247	911,627	268,680
Reported income tax expense	4,959	4,053	15,684	7,412	25,867	16,070
Computed expected benefits	$ (9,245)	$ 864,118	$ (31,663)	$ 812,304	$ (891,076)	$ (241,137)